SHARE CAPITAL - Issued share capital and issuance of share capital (Details)							12 Months Ended
	Dec. 21, 2021 CAD ($) shares $ / shares	Dec. 20, 2021 $ / shares	Sep. 08, 2021 shares	Apr. 06, 2021 CAD ($) shares	Mar. 10, 2021 CAD ($) $ / shares shares	Nov. 12, 2020 CAD ($) $ / shares shares	Aug. 31, 2022 CAD ($) shares	Aug. 31, 2021 CAD ($) shares	Nov. 12, 2021 CAD ($)	Aug. 31, 2020 shares
Disclosure of classes of share capital [line items]
Issued share capital (in shares) | shares							313,815,503	298,786,023
Number of shares outstanding (in shares) | shares							313,815,503	298,786,023		194,511,061
Issued capital							$ 769,725,000	$ 730,803,000	$ 3,502,000
Weighted average price (in CAD per share) | $ / shares	$ 2.53
Share issuance costs						$ 4,305,000
Shares issued related to business combination, net of issue costs (in shares) | shares			1,039,192	5,045,873
Shares issued in a business combination				$ 22,000,000				21,935,000
Legal fees and due diligence costs				620,000
Acquisition costs recognized as an expense				555,000
Acquisition costs capitalized to share issuance cost				$ 65,000
Proceeds from issuing shares							0	$ 220,037,000
Private placement, net of issue costs					$ 221,211,000
Issuance of shares in the period (in shares) | shares					58,336,392			58,336,392
Issuance of shares through private placement, price per share (cad per share) | $ / shares					$ 3.792
Proportion of ownership interests held by non-controlling interests					19.90%
Liabilities							69,049,000	$ 74,212,000
Value allocated to common shares					$ 218,471,000
Share issue costs allocated to derivative liabilities (Note 13)					1,174,000		0	803,000
Number of common shares included in each unit (in shares) | shares						1
Number of warrants issued (in shares) | shares						18,687,500
EIC Share Purchase Agreement
Disclosure of classes of share capital [line items]
Share issuance costs							12,000
Proceeds from issuing shares							3,500,000
November 2020 Unit Offering
Disclosure of classes of share capital [line items]
Share issuance costs						$ 4,305,000
Proceeds from issuing shares						69,143,000
Value allocated to common shares						$ 56,249,000
Increase in number of ordinary shares issued (in shares) | shares						37,375,000
Units sold | shares						37,375,000
Units issued in period, price per unit (in CAD per share) | $ / shares						$ 1.85
Number of common shares included in each unit (in shares) | shares						1
Cash commission						5.00%
Cash commission, paid						$ 3,457,000
November 2020 Unit Offering | Derivatives
Disclosure of classes of share capital [line items]
Share issuance costs						803,000
Proceeds from issuing shares						12,894,000
BAT
Disclosure of classes of share capital [line items]
Share issuance costs							18,000
Proceeds from issuing shares							$ 6,352,000
Increase in number of ordinary shares issued (in shares) | shares							2,659,716
Issued capital
Disclosure of classes of share capital [line items]
Share issuance costs						$ 3,502,000
Shares issued in a business combination								21,935,000
Top Up Rights
Disclosure of classes of share capital [line items]
Liabilities					$ 2,740,000		$ 735,000	$ 2,508,000
Laurentian
Disclosure of classes of share capital [line items]
Number of instruments or interests issued or issuable (in shares) | shares	10,896,442
Share consideration	$ 26,000,000
Weighted average price (in CAD per share) | $ / shares	$ 2.53	$ 2.39
Share issuance costs	$ 55,000
Shares issued related to business combination, net of issue costs (in shares) | shares							10,896,442
Shares issued in a business combination							$ 27,513,000
Legal fees and due diligence costs							1,039,000
Acquisition costs recognized as an expense							984,000
Laurentian | Issued capital
Disclosure of classes of share capital [line items]
Shares issued in a business combination							$ 27,513,000
Laurentian | FAIR VALUE ADJUSTMENT
Disclosure of classes of share capital [line items]
Share consideration	$ 27,568,000